Schedule of Assets and Liabilities Assumed in Acquisition (Details) (Parenthetical)				12 Months Ended
	Jul. 02, 2021	May 08, 2020	Dec. 31, 2019	Aug. 31, 2021
Application platforms [member]
IfrsStatementLineItems [Line Items]
Useful life				3 years
UMG Media Ltd [member] | Application platforms [member]
IfrsStatementLineItems [Line Items]
Customer list useful life			5 years
Useful life			5 years
UMG Media Ltd [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Customer list useful life			6 years
Useful life			6 years
UMG Media Ltd [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Customer list useful life			3 years
Useful life			3 years
Frankly Inc [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful life		1 year
Frankly Inc [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful life		10 years
Frankly Inc [member] | Software [member]
IfrsStatementLineItems [Line Items]
Useful life		3 years
Win View Inc [member] | Patent [member]
IfrsStatementLineItems [Line Items]
Useful life		5 years
Side Qik Inc [member] | Brand names [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years			10 years
Side Qik Inc [member] | Customer list [member]
IfrsStatementLineItems [Line Items]
Useful life	10 years
Side Qik Inc [member] | Software [member]
IfrsStatementLineItems [Line Items]
Useful life	5 years